Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Nov. 30, 2017	Feb. 29, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Payment for earnout amount	$ 2,000
Equity interest acquired		93.80%	93.80%
Convertible Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Debt instrument, interest rate		0.25%
Other Liabilities | ASC 815-10, Derivatives and Hedging
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity method Investment, noncurrent liabilities			$ 2,200
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity interest acquired		50.00%
EpiWorks | Upon Achievement of Financial and Operational Targets For Capacity Wafer Output and Gross Margin | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Business acquisitions, contingent consideration				$ 6,000
IPI | Upon Achievement of Financial And Transitional Objectives Relating to Finance Information Technology And Human Resources | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Business acquisitions, contingent consideration	$ 2,500